Accounts and Other Receivables	12 Months Ended
Mar. 31, 2013
Accounts and Other Receivables

5.  Accounts and Other Receivables

Accounts and other receivables consist of the following components:

	31 March
(Millions of US dollars)	2013	2012

Trade receivables	$128.5	$123.3
Other receivables and advances	17.0	16.7
Allowance for doubtful accounts	(2.1)	(2.3)

Total accounts and other receivables	$143.4	$137.7

The collectibility of accounts receivable, consisting mainly of trade receivables, is reviewed on an ongoing basis. An allowance for doubtful accounts is provided for known and estimated bad debts by analysing specific customer accounts and assessing the risk of uncollectibility based on insolvency, disputes or other collection issues.

The following are changes in the allowance for doubtful accounts:

	31 March
(Millions of US dollars)	2013	2012
Balance at beginning of period	$2.3	$2.7
Charged to expense	1.0	-
Recoveries	(1.2)	(0.4)

Balance at end of period	$2.1	$2.3